Consolidated Income Statements of Comprehensive Loss - Expressed in Canadian dollars	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 CAD ($) shares
Details {2}
Revenue		$ 1,963,605		$ 1,827,740
General and Administrative Expenses
Amortization and depreciation		281,749		263,059
Bad debts		0		8,114
Finance expenses		1,446,748		470,488
Programming and support fees		222,010		149,423
Professional fees		697,393		132,480
Wages and benefits		597,212		652,743
Stock-based compensation		521,547		0
Stock issued for services		817,772		0
General, administrative, and other		1,840,168		385,501
Total General and Administrative Expenses		6,424,599		2,061,808
Loss before other (Income)/Expenses		(4,460,994)		(234,068)
Other (Income)/Expenses
Foreign currency exchange (loss)/gain		(48,105)		(11,608)
Interest income		27,348		0
Income tax expense/(gain)		0		4,172
Net Loss for the Period		(4,481,751)		(241,504)
Other Comprehensive Items
Foreign currency translation reserve (loss)/gain		433,848		(10,443)
Comprehensive Loss for the Period		$ (4,047,903)		$ (251,947)
Basic Loss per Common Share | $ / shares	$ (0.16)		$ (0.01)
Diluted Loss per Common Share | $ / shares	$ (0.22)		$ (0.01)
Common Shares Outstanding | shares	25,101,124	25,101,124	16,843,182	16,843,182
Weighted Average Common Shares Outstanding | shares		18,426,467		16,843,182